INVESTMENTS IN CONSUMER LOAN EQUITY METHOD INVESTEES (Details Narrative) (USD $) In Thousands, unless otherwise specified	0 Months Ended	9 Months Ended
	Apr. 02, 2013 Integer	Sep. 30, 2013	Jan. 04, 2013
Unpaid principal balance of underlying loans	$ 4,200,000
Number of loans in portfolio	400,000
Acquisitions of investments in consumer loan equity method investees	250,000
Ownership percentage in equity method investees	30.00%		50.00%
Percentage of portfolio co-invested by other parties	70.00%
Purchase price of portfolio financed by asset-backed notes	2,200,000
Purchase price of portfolio	3,000,000
Additional asset-backed notes issued and sold, face amount		372,000
Percentage of par at which notes were sold		96.00%
Affilate of Blackstone Tactical Opportunities Advisors LLC
Percentage of portfolio co-invested by other parties	23.00%
Springleaf Finance, Inc.
Percentage of portfolio co-invested by other parties	47.00%
Consumer Loan Investees
Unpaid principal balance of underlying loans	4,200,000	3,490,345
Number of loans in portfolio	400,000
Acquisitions of investments in consumer loan equity method investees	250,000
Ownership percentage in equity method investees	30.00%	30.00%
Percentage of portfolio co-invested by other parties	70.00%
Purchase price of portfolio financed by asset-backed notes	2,200,000
Purchase price of portfolio	3,000,000
Consumer Loan Investees | Class B Asset Backed Notes
Unpaid principal balance of underlying loans
Interest Rate		4.00%
Percentage of UPB of loans against outstanding debt where cash can be released		50.00%
Additional asset-backed notes issued and sold, face amount		372,000
Percentage of cash flows required to be paid against notes when threshold is reached		15.00%
Consumer Loan Investees | Class A Asset Backed Notes
Unpaid principal balance of underlying loans
Interest Rate		3.75%
Percentage of UPB of loans against outstanding debt where cash can be released		50.00%
Additional asset-backed notes issued and sold, face amount		$ 1,800
Percentage of cash flows required to be paid against notes when threshold is reached		70.00%